Significant accounting policies - Impairment of long-lived assets other than goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of long lived assets
Impairment loss	¥ 0	¥ 0	¥ 0
Impairment charge	¥ 0	¥ 5,080	¥ 42,529